Issued Capital - Summary of Movement in Unlisted Share Options (Details)		12 Months Ended
	Sep. 02, 2021 shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options Opening balance | shares		20,985,450	6,364,550	7,686,550
Number of options Granted during the financial year | shares		61,216,767	15,500,000
Number of options Forfeited during the financial year | shares			(5,000)	(582,500)
Number of options Exercised during the financial year | shares	(2,000,000)	(2,000,000)
Number of options Expired during the financial year | shares		(1,145,600)	(874,100)	(739,500)
Number of options Closing balance | shares		79,056,617	20,985,450	6,364,550
Weighted average exercise price Opening balance | $ / shares		$ 0.12	$ 0.40	$ 0.41
Weighted average exercise price Granted during the financial year | $ / shares		0.18	0.04
Weighted average exercise price Forfeited during the financial year | $ / shares			0.41	0.44
Weighted average exercise price Exercised during the financial year | $ / shares	$ 0.0136	0.0136
Weighted average exercise price Expired during the financial year | $ / shares		0.42	0.45	0.45
Weighted average exercise price Closing balance | $ / shares		$ 0.16	$ 0.12	$ 0.40